Trade and Other Receivables - Disclosure of Movement in the Loss Allowance for Trade and Other Receivables (Details) - Trade and other receivables - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in allowance account for credit losses of financial assets
Balance at beginning of year	R 212	R 211
Increase in loss allowance recognised during the year	40	49
Reversal of loss allowance during the year	(80)	(48)
Balance at end of year	R 171	R 212